                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mizuho Corporate Bank, Ltd.
Address:   1-3-3, Marunouchi, Chiyoda-ku, Tokyo 100-8210, Japan

Form 13F File Number: 28-14226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jun Takagi
Title: Deputy General Manager, International Coordination Division
Phone: 81-3-5220-8795

Signature, Place, and Date of Signing:

Jun Takagi                 Tokyo, Japan              November 8, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    9
Form 13F Information Table Value Total:    528,849 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


            COLUMN 1         COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
            --------         --------       --------  -------- -------------------- ---------- -------- ---------------------------
                                                                                                                     VOTING
                                                       VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER              AUTHORITY
         NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGER     SOLE     SHARED    NONE
         --------------      --------------   -----   --------   -------   --- ---- ---------- -------- ---------- --------- ------

SPDR S&P 500 ETF TR          TR UNIT        78462F103  125,031   1,105,000 SH       SOLE                 1,105,000         0      0
ISHARES GOLD TRUST           ISHARES        464285105   42,741   2,700,000 SH       SOLE                 2,700,000         0      0
SPDR GOLD TRUST              GOLD SHS       78463V107   25,290     160,000 SH       SOLE                   160,000         0      0
ISHARES TR                   S&P 500 INDEX  464287200   68,214     600,000 SH       SOLE                   600,000         0      0
ISHARES TR                   RUSSELL 2000   464287655   67,515   1,050,000 SH       SOLE                 1,050,000         0      0
AFLAC INC                    COM            001055102    5,243     150,000 SH       SOLE                 1,500,000         0      0
BANK OF AMERICA CORPORATION  COM            060505104  191,278  31,254,545 SH       SOLE                31,254,545         0      0
CME GROUP INC                COM            12572Q105    2,526   10,251.75 SH       SOLE                    10,251         0      0
DOW CHEM CO                  COM            260543103    1,011      45,000 SH       SOLE                    45,000         0      0